Variable Interest Entity (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Variable Interest Entity (Details) [Line Items]
Joint Venture interest percentage	51.00%
Total assets	$ 1.3
Total liabilities	$ 1.3
Variable Interest Entity [Member]
Variable Interest Entity (Details) [Line Items]
Joint Venture interest percentage	49.00%